Production costs by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Expense By Nature [Line Items]
Raw materials and consumables	$ 488,965	$ 484,466
Salaries and employee benefits	128,090	114,014
Contractors	90,488	48,235
Equipment rental	2,786	3,350
Other	52,286	45,346
Change in inventories	(6,272)	(26,135)
Capitalized to mining interests	(140,146)	(42,750)
Total Production Expense	616,197	626,526
General And Administrative Costs
Disclosure Of Expense By Nature [Line Items]
Salaries and employee benefits	$ 28,000	$ 28,000